Property and equipment, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,132,396	$ 4,156,025
Less: accumulated depreciation	(1,841,074)	(2,460,677)
Property and equipment, net	1,291,322	1,695,348
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,118,469	1,135,160
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,474,577	2,103,979
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	52,400	65,765
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 486,950	$ 851,121